Segment, Product and Geographic Information	12 Months Ended
Dec. 31, 2024
Segment, Product and Geographic Information
Segment, Product and Geographic Information

Note 29.  Segment, Product and Geographic Information

The Company has two operating segments: Driver IC and Non-driver Products. The Driver IC segment generally is engaged in the design, research, development and sale of displays driver for large-sized TFT-LCD panels, which are used in televisions and desktop monitors, and displays driver for small and medium-sized TFT-LCD panels, which are used in mobile handsets and consumer electronics products. The Non-driver segment primarily is engaged in the design, research, manufacturing and sale of non-driver products, such as timing controllers, 3D Sensing Solution, LCoS, CMOS Image Sensors and WLO.

	Year Ended December 31, 2022
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
Segment revenues	$1,042,938	158,401	1,201,339
Segment operating income (loss)	$275,275	(17,688)	257,587
Non operating income, net			18,978
Consolidated profit before income taxes			$276,565
Significant noncash items:
Share-based compensation	$1,655	1,441	3,096
Depreciation and amortization	$8,261	13,081	21,342

	Year Ended December 31, 2023
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
Segment revenues	$804,840	140,588	945,428
Segment operating income (loss)	$75,282	(32,070)	43,212
Non operating income, net			1,181
Consolidated profit before income taxes			$44,393
Significant noncash items:
Share-based compensation	$1,608	1,055	2,663
Depreciation and amortization	$8,601	11,721	20,322

	Year Ended December 31, 2024
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
Segment revenues	$751,326	155,476	906,802
Segment operating income (loss)	$92,699	(24,478)	68,221
Non operating income, net			9,114
Consolidated profit before income taxes			$77,335
Significant noncash items:
Share-based compensation	$697	550	1,247
Depreciation and amortization	$11,115	11,239	22,354

The following tables summarize information pertaining to the segment revenues from customers in different geographic region (based on customer’s headquarter location):

	For the year ended December 31, 2022
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
China	$828,754	96,675	925,429
Taiwan	149,037	26,507	175,544
Korea	15,601	3,510	19,111
Japan	48,921	14,488	63,409
America	111	9,250	9,361
Others	514	7,971	8,485
	$1,042,938	158,401	1,201,339

	For the year ended December 31, 2023
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
China	$632,363	88,395	720,758
Taiwan	119,289	22,494	141,783
Korea	22,584	4,813	27,397
Japan	27,763	9,034	36,797
America	2,841	11,309	14,150
Mexico	—	627	627
Others	—	3,916	3,916
	$804,840	140,588	945,428

	For the year ended December 31, 2024
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
China	$567,137	98,421	665,558
Taiwan	116,145	22,183	138,328
Korea	51,672	10,015	61,687
Japan	16,372	8,203	24,575
America	—	12,545	12,545
Mexico	—	2,807	2,807
Others	—	1,302	1,302
	$751,326	155,476	906,802

The following tables summarize information pertaining to the segment revenues from major product lines:

	For the year ended December 31, 2022
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
Display drivers for large-sized applications	$263,992	—	263,992
Display drivers for small and medium-sized applications	778,946	—	778,946
Non-driver products	—	158,401	158,401
	$1,042,938	158,401	1,201,339

	For the year ended December 31, 2023
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
Display drivers for large-sized applications	$175,666	—	175,666
Display drivers for small and medium-sized applications	629,174	—	629,174
Non-driver products	—	140,588	140,588
	$804,840	140,588	945,428

	For the year ended December 31, 2024
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
Display drivers for large-sized applications	$125,936	—	125,936
Display drivers for small and medium-sized applications	625,390	—	625,390
Non-driver products	—	155,476	155,476
	$751,326	155,476	906,802

The carrying values of the Company’s property, plant and equipment are located in the following countries:

	December 31,	December 31,
	2023	2024

	(in thousands)
Taiwan	$126,993	117,784
U.S.	1,396	1,433
China	1,442	1,688
Korea	239	286
Japan	39	89
	$130,109	121,280

Revenues from significant customers, those representing 10% or more of total revenue for the respective periods, are summarized as follows:

	Year ended December 31,
	2022	2023	2024

	(in thousands)
Driver IC segment:
Customer A and its affiliates	$347,794	234,581	207,725
Customer C	112,231	102,719	73,696
	$460,025	337,300	281,421
Non-driver products segment:
Customer A and its affiliates	$40,400	36,770	31,276
Customer C	1,165	1,120	1,868
	$41,565	37,890	33,144

Accounts receivable from significant customers, those representing 10% or more of total accounts receivable for the respective dates, is summarized as follows:

	December 31,	December 31,
	2023	2024

	(in thousands)
Customer A and its affiliates	$67,135	69,006
Customer C	24,303	20,521
	$91,438	89,527

The Company has recognized the following contract liabilities in relation to revenue from contracts with customers:

	December 31,	December 31,
	2023	2024

	(in thousands)
Contract liabilities-current	$17,751	10,622

Revenue recognized in the current reporting period amounted to $10,034 thousand was related to carried-forward contract liabilities for performance obligations not satisfied in prior year.

All of the service contracts are for periods of one year or less. As permitted under IFRS 15, the transaction price allocated to these unsatisfied contracts is not disclosed. As of December 31, 2024, the Company did not recognize an asset in relation to costs to fulfill a service contract.